SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
A summary of the Company's options activity (for employees and directors) under the 2013 Plan is as follows:

	Year ended December 31,
	2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	403,110	$0.0004	319,531	$0.0004
Granted	380,222	9.21	83,579	0.0004

Outstanding at end of year	783,332	4.47	403,110	$0.0004

Vested and expected to vest	783,332	$4.47	403,110	$0.0004

Options exercisable at the end of the year	429,589	$1.33	134,370	$0.0004

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The share based expense recognized in the financial statements is as follows:

	Year ended December 31,
	2014	2013	2012

Research and development	$83	$44	$-
General and administrative expenses	653	210	9

	$736	$254	$9

Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]	The outstanding options granted to the Company's service providers are as follows:
Grant date	Number of options	Exercise price	Expiration date

December 2, 2014	20,000	7.78	December 2, 2024